Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
REVENUE:
Concentrate sales	$ 5,341,997	$ 851,661
Processing income	132,110
Total revenue	5,474,107	851,661
EXPENSES:
General project costs	4,493,260	589,329
Processing costs	46,409
Depreciation and amortization	1,255,897	1,201,197
Other operating costs	686,673	333,389
Consulting expense	89,898	528,817
Exploration expense	342,350	99,761
Officers and directors fees	338,500	340,590
Legal and professional	118,908	184,679
General and administrative	293,343	231,308
Loss on disposal of equipment	162	51,950
Total expenses	7,665,400	3,561,020
OPERATING LOSS	(2,191,293)	(2,709,359)
OTHER INCOME (EXPENSE)
Interest and other income	4,198	6,032
Interest expense - equipment financing	(84,629)	(46,415)
Interest expense - other	(32,366)	(34,794)
Loss on settlement of consulting contract (Note 14)		(900,000)
Loss on settlement of redeemable stock (Note 20)		(63,094)
Financing expense		(28,663)
Gain on forgiveness of CARES Act Loan (Note 12)	463,497
Total other income (expense)	350,700	(1,066,934)
INCOME (LOSS) BEFORE INCOME TAXES	(1,840,593)	(3,776,293)
INCOME TAXES
NET INCOME (LOSS)	$ (1,840,593)	$ (3,776,293)
BASIC AND DILUTED NET INCOME (LOSS) PER SHARE	$ (0.07)	$ (0.15)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING-BASIC AND DILUTED	26,723,953	25,591,877